Common and Preferred Stock, Additional Paid-In Capital and Dividends	6 Months Ended
Jun. 30, 2026
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Common and Preferred Stock, Additional Paid-In Capital and Dividends
9.	Common and Preferred Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company’s common stock, additional paid-in capital and dividends can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2025 which have been filed with the Securities and Exchange Commission on Form 20-F on March 23, 2026. Changes in the six months ended June 30, 2026 are discussed below. No dividends were paid to common stock holders in the six months ended June 30, 2026.

Reverse stock split: On December 2, 2025, February 12, 2026, April 9, 2026, and on June 26, 2026 the Company effected a 1-for-30, a 1-for-7.8, a 1-for-10 and a 1-for-25 reverse stock split of its common stock, respectively. There was no change in the number of authorized common shares of the Company, or the floor price of the Company’s Series G Preferred Shares, or the number of votes of the Company’s Series D and G Shares. All numbers of common share and earnings per share amounts, as well as warrant shares eligible for purchase under the Company’s warrants, exercise price of said warrants and conversion price of the Company’s Series G Preferred Shares, in these unaudited interim condensed consolidated financial statements have been retroactively adjusted to reflect these reverse stock splits.

Equity Line Purchase Agreement: During the six-month period ended June 30, 2026 the Company issued 95,555 Common shares in connection with the Equity Line Purchase Agreement for gross proceeds of $18,368 net of issuance costs of $93. On July 20, 2026 the Company terminated the Equity Line Purchase Agreement having sold a total of $27,110 and 1,069,876 shares.

January 2026 offering: On January 9, 2026, the Company closed a public offering of 3,418 units consisting of 1 common share or Pre-funded warrant and one and a half Class B Warrant at a public offering price of $1,170 per unit (the “January 2026 Offering”). Each Pre-funded Warrant was exercisable for one Common Share. As of the date of these financial statements all Pre-funded Warrants have been exercised. Maxim Group LLC (the “placement agent”) acted as the placement agent of the offering. Each Class B Warrant has an exercise price of $1,170 per share, is exercisable upon issuance and expires five years from issuance. Each Class B Warrant is exercisable for one Common Share, subject to adjustment in the event of stock dividends, stock splits, stock combinations, reclassifications, reorganizations or similar events affecting the Company’s common shares. In addition, the Company agreed to issue to the Placement Agent warrants to purchase 170 Common Shares (equal to 5.0% of the total number of Common Shares sold in the January 2026 Offering, the “January 2026 Placement Agent Warrants”), with terms substantially the same as the Class B Warrants. The aggregate gross proceeds to the Company from the January 2026 Offering, before deducting underwriting discounts and other expenses payable by the Company were $4,000 while issuance costs amounted to $648 (out of which $252 were incurred in 2026). As of the date of these financial statements no Class B warrants or January 2026 Placement Agent Warrants have been exercised.

Accounting Treatment of the Pre-Funded Warrants, the Class B Warrants and January 2026 Placement Agent Warrants

The Pre-Funded Warrants were classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) do not embody an obligation for the Company to repurchase its shares, (iv) permit the holders to receive a fixed number of shares of common stock upon exercise, (v) are indexed to the Company’s common stock and (vi) meet the equity classification criteria. In addition, such pre-funded warrants do not provide any guarantee of value or return. The Company accounted for the Class B Warrants and January 2026 Placement Agent Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability.

2026 Equity Line Purchase Agreement: On April 20, 2026, the Company entered into a common shares purchase agreement (the “2026 Equity Line Purchase Agreement”) with B. Riley Principal Capital II, LLC (the “Selling Shareholder”). Pursuant to the 2026 Equity Line Purchase Agreement, the Company has the right to sell to the Selling Shareholder, from time to time during the term of the 2026 Equity Line Purchase Agreement, up to $50,000 of its common shares, subject to certain limitations and conditions set forth in the 2026 Equity Line Purchase Agreement. Sales of the Company’s common shares pursuant to the 2026 Equity Line Purchase Agreement, and the timing of any sales, are solely at the Company’s option. The Company’s right to cause the Selling Shareholder to purchase its common shares is subject to certain conditions set forth in the 2026 Equity Line Purchase Agreement. During the six-month period ended June 30, 2026, the Company has not issued any Common shares in connection with the 2026 Equity Line Purchase Agreement and has incurred costs related to the 2026 Equity Line Purchase Agreement of $329.

May 2026 offering: On May 21, 2026, the Company closed a public offering of 210,525 units consisting of 1 common share or Pre-funded warrant and one and a half Class C warrant at a public offering price of $23.75 per unit (the “May 2026 Offering”). Each Pre-funded Warrant was exercisable for one Common Share. As of the date of these financial statements all Pre-funded Warrants have been exercised. Maxim Group LLC (the “placement agent”) acted as the placement agent of the offering. Each Class C Warrant has an exercise price of $23.75 per share, is exercisable upon issuance and expires five years from issuance. Each Class C Warrant is exercisable for one Common Share, subject to adjustment in the event of stock dividends, stock splits, stock combinations, reclassifications, reorganizations or similar events affecting the Company’s common shares. In addition, the Company agreed to issue to the Placement Agent warrants to purchase 10,526 Common Shares (equal to 5.0% of the total number of Common Shares sold in the May 2026 Offering, the “May 2026 Placement Agent Warrants”), with terms substantially the same as the Class C Warrants. The aggregate gross proceeds to the Company from the May 2026 Offering, before deducting underwriting discounts and other expenses payable by the Company were $5,000 while issuance costs amounted to $556. As of the date of these financial statements all of the Class C Warrants have been exercised pursuant to the Warrant Inducement Agreement (see below) and all of the May 2026 Placement Agent Warrants are outstanding.

Accounting Treatment of the Pre-Funded Warrants, the Class C Warrants and May 2026 Placement Agent Warrants

The Pre-Funded Warrants were classified as a component of permanent stockholders’ equity within additional paid-in capital and were recorded at the issuance date. The Pre-Funded Warrants are equity classified because they (i) are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, (ii) are immediately exercisable, (iii) do not embody an obligation for the Company to repurchase its shares, (iv) permit the holders to receive a fixed number of shares of common stock upon exercise, (v) are indexed to the Company’s common stock and (vi) meet the equity classification criteria. In addition, such pre-funded warrants do not provide any guarantee of value or return. The Company accounted for the Class C Warrants and the May 2026 Placement Agent Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability.

Warrant Inducement Agreement: On June 12, 2026 the Company entered into an agreement with the investors holding 100% of the Class C Warrants to induce them to exercise all of their Class C Warrants at an exercise price reduced from $23.75 per warrant share to $16.25 per warrant share. In consideration for the immediate exercise of the Class C Warrants for cash that resulted in gross proceeds of $5,132 before related fees and commissions which amounted to $365, we issued 293,994 common shares and the investors also received new warrants to purchase up to an aggregate of 631,575 common shares (the “Class D Warrants”) with identical terms as the C Warrants with the exception of the exercise price per warrant share now set at $16.25. The Company treated this warrant inducement agreement as a warrant modification and has recognized the incremental fair value of $26 of the Class C Warrants as a deemed dividend.

Dividends to common stockholders: No dividends were paid to common stockholders in the period ended June 30, 2026.